Financial Instruments (Details) - Schedule of Other Variables Remain Constant - Variable rate instruments [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Financial Instruments (Details) - Schedule of Other Variables Remain Constant [Line Items]
Profit or Loss, 1% increase	$ 21,046	$ 60,114
Profit or Loss, 1% decrease	(21,046)	(60,114)
Equity, 1% increase	21,046	60,114
Equity, 1% decrease	$ (21,046)	$ (60,114)